Property and equipment	6 Months Ended
Feb. 28, 2026
Property and equipment.
Property and equipment

9. Property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2024	325,120	35,473	19,228	830,539	276,973	214,450	1,701,783
Additions	185,167	—	4,379	—	32,853	4,948	227,347
Transferred to inventory	—	—	—	—	—	(86,455)	(86,455)
Business acquisition	2,367,675	758,754	392,113	—	311,969	—	3,830,511
Currency translation	(2,146)	(152)	(47)	(13,072)	(2,121)	(3,833)	(21,371)
Balance at August 31, 2025	2,875,816	794,075	415,673	817,467	619,674	129,110	5,651,815
Additions	159,035	119,619	—	—	41,002	—	319,656
Disposals	(307,546)	(210,159)	(111,687)	—	(42,541)	—	(671,933)
Transferred to inventory	—	—	—	—	—	(22,282)	(22,282)
Currency translation	1,954	42	30	4,913	421	784	8,144
Balance at February 28, 2026	2,729,259	703,577	304,016	822,380	618,556	107,612	5,285,400

Accumulated depreciation
Balance at August 31, 2024	207,622	27,156	16,574	114,875	160,930	4,644	531,801
Depreciation	102,318	27,476	21,867	32,409	94,793	22,736	301,599
Transferred to Inventory	—	—	—	—	—	(5,325)	(5,325)
Business acquisition	758,843	476,157	196,172	—	85,513	—	1,516,685
Balance at August 31, 2025	1,068,783	530,789	234,613	147,284	341,236	22,055	2,344,760
Depreciation	347,307	168,856	35,403	16,145	61,722	5,899	635,332
Disposals	(330,570)	(210,159)	(88,663)	—	(42,541)	—	(671,933)
Transferred to inventory	—	—	—	—	—	(3,158)	(3,158)
Balance at February 28, 2026	1,085,520	489,486	181,353	163,429	360,417	24,796	2,305,001

Net carrying amount
As at August 31, 2025	1,807,033	263,286	181,060	670,183	278,438	107,055	3,307,055
As at February 28, 2026	1,643,739	214,091	122,663	658,951	258,139	82,816	2,980,399

During the year ended August 31, 2025, the Company acquired NVG which resulted in the acquisition of the subsidiary’s property and equipment. As a result, the Company acquired property and equipment with a net book value of $2,313,826.